Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 14,165	$ 12,133	$ 14,443	$ 13,091
Denominated in U.S. dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	9,235	9,157
Denominated in Euro
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,628	2,500
Denominated in NIS
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	459	468
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 843	$ 8